Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Detail) $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Disclosure of external credit grades [line items]
Corporate bonds issuance			$ 74,845,393	$ 87,588,712
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Original value	[1]	$ 400,000,000
Residual face value		400,000,000
Corporate bonds issuance			72,129,837	81,762,819
Non-subordinated – Class B [member]
Disclosure of external credit grades [line items]
Original value	[2]		4,620,570,000
Corporate bonds issuance				$ 5,825,893
Non-subordinated – Class E [member]
Disclosure of external credit grades [line items]
Original value	[3]	17,000,000
Residual face value		$ 17,000,000
Corporate bonds issuance			$ 2,715,556

[1]	On November 4, 2016, under the abovementioned Global Program, the Bank issued Subordinated Resettable Corporate Bonds, class A, at a fixed rate of 6.750% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date was November 4, 2021. As of the date of issuance of these consolidated Financial Statements, the reset rate was established until the maturity date at 6.643% as a result of the benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions. As the Bank had not exercised the option to fully or partially redeem the issuance on the reset date and under the conditions established in the pricing supplement, it was established up to maturity. On the other hand, it could be fully redeemed, not partially, and only for tax or regulatory purposes. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.
[2]	On May 8, 2017, under the Global Program mentioned in item a.1), Banco Macro SA issued non-subordinated simple corporate bonds Class B not convertible into shares, at a fixed rate of 17.50%, fully amortizable upon maturity (May 8, 2022) for a face value of pesos 4,620,570,000 equivalent to USD 300,000,000 (three hundred million US dollars), under the terms and conditions set forth in the price supplement dated April 21, 2017. Interest is paid semiannually on November 8 and May 8 of every year, beginning on November 8, 2017. On the other hand, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines. On October 17, 2018 and October 16, 2019, the Board of Directors decided to pay off these corporate bonds for a face value of 1,229,518,000 and 501,861,000, respectively, equivalent to the amount of purchases made as of those dates. On May 9, 2022, the Bank fully paid the principal and interest for a face value of 2,889,191,000.
[3]	On May 2, 2022, under the Global Program abovementioned, the Bank issued non-subordinated simple corporate bonds Class E not convertible into shares, for a face value of USD 17,000,000 at a fixed rate of 1.45%, fully amortizable upon maturity (May 2, 2024), under the terms and conditions set forth in the price supplement dated April 21, 2022. Interest is paid quarterly on August 2, 2022, November 2, 2022, February 2, 2023, May 2, 2023, August 2, 2023, November 2, 2023, February 2, 2024, and May 2, 2024. At any time and according to the current regulations and by the foreign exchange regime issued by the BCRA, in particular, the Bank will be able to redeem, fully but not partially, the Class E Corporate Bonds to a price equally to (a) 102% of the remaining principal if the Bank will decide to redeem during the term between the Issuance and the Settlement date up to 9 (nine) month, including the last day; (b) 101 % of the remaining principal, if the Bank will decide to redeem during the terms beginning after the 9 (nine) month since the Issuance date up to maturity date of the Class E, in all cases with expenses and accrued interest not paid, excluding the redeem date.